Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manning & Napier Fund, Inc.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Equity Series Class S
Shareholder Report [Line Items]
Fund Name	Equity Series
Class Name	Class S
Trading Symbol	EXEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$110	1.05%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI USA IMI Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return benefited from its focus within the U.S. equity market. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative standpoint, stock selection was the primary driver of underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Equity Series - S	9.87%	12.56%	12.94%
MSCI USA IMI Index	20.52%	16.4%	13.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 66,749,810
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 327,818
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Net Assets	$66,749,810
Number of Holdings	37
Portfolio Turnover (for the year ended 10/31/25)	59%
Total Advisory Fees Paid (net of reimbursements)	$327,818

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025)
Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Equity Series Class W
Shareholder Report [Line Items]
Fund Name	Equity Series
Class Name	Class W
Trading Symbol	MEYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds . You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI USA IMI Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return benefited from its focus within the U.S. equity market. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative standpoint, stock selection was the primary driver of underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Equity Series - W	10.98%	13.70%	13.70%
MSCI USA IMI Index	20.52%	16.4%	13.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 66,749,810
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 327,818
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Net Assets	$66,749,810
Number of Holdings	37
Portfolio Turnover (for the year ended 10/31/25)	59%
Total Advisory Fees Paid (net of reimbursements)	$327,818

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Overseas Series Class S
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class S
Trading Symbol	MNOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$111	1.05%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI ACWI ex USA Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was driven primarily by its exposure to foreign stocks. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative performance standpoint, stock selection was the primary driver of underperformance. Top contributors included Taiwan Semiconductor Manufacturing Company (TSMC) and Tencent Holdings—both beneficiaries of the ongoing AI investment cycle—but their positive impact was more than offset by the lack of exposure to other Technology and AI-related companies. Additionally, select positions in more cyclical areas of the market further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through September 21, 2018 (the inception date of the Class S shares), performance for the Class S shares is hypothetical and is based on the historical performance of the Class I shares adjusted for the Class S shares’ charges and expenses.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. Index They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Overseas Series - S	10.55%	6.88%	6.68%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 338,059,436
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,853,880
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$338,059,436
Number of Holdings	36
Portfolio Turnover (for the year ended 10/31/25)	46%
Total Advisory Fees Paid (net of reimbursements)	$1,853,880

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	4.4
Common Stocks	95.6

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of close of business on May 29, 2025, Overseas Class W shares were liquidated and closed.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	https://www.manning-napier.com/products/mutual-funds
Overseas Series Class I
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class I
Trading Symbol	EXOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI ACWI ex USA Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was driven primarily by its exposure to foreign stocks. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative performance standpoint, stock selection was the primary driver of underperformance. Top contributors included Taiwan Semiconductor Manufacturing Company (TSMC) and Tencent Holdings—both beneficiaries of the ongoing AI investment cycle—but their positive impact was more than offset by the lack of exposure to other Technology and AI-related companies. Additionally, select positions in more cyclical areas of the market further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. Index They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Overseas Series - I	10.89%	7.20%	7.00%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 338,059,436
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,853,880
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$338,059,436
Number of Holdings	36
Portfolio Turnover (for the year ended 10/31/25)	46%
Total Advisory Fees Paid (net of reimbursements)	$1,853,880

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	4.4
Common Stocks	95.6

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of close of business on May 29, 2025, Overseas Class W shares were liquidated and closed.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	https://www.manning-napier.com/products/mutual-funds
Overseas Series Class Z
Shareholder Report [Line Items]
Fund Name	Overseas Series
Class Name	Class Z
Trading Symbol	MNOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$69	0.65%

Expenses are equal to Class Z shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its benchmark, the MSCI ACWI ex USA Index, for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was driven primarily by its exposure to foreign stocks. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI).

From a relative performance standpoint, stock selection was the primary driver of underperformance. Top contributors included Taiwan Semiconductor Manufacturing Company (TSMC) and Tencent Holdings—both beneficiaries of the ongoing AI investment cycle—but their positive impact was more than offset by the lack of exposure to other Technology and AI-related companies. Additionally, select positions in more cyclical areas of the market further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through May 1, 2018 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class I shares. Because the Class Z shares invest in the same portfolio of securities as the Class I shares, performance will be different only to the extent that the Class I shares have a higher expense ratio.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. Index They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Overseas Series - Z	11.02%	7.31%	7.09%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 338,059,436
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,853,880
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$338,059,436
Number of Holdings	36
Portfolio Turnover (for the year ended 10/31/25)	46%
Total Advisory Fees Paid (net of reimbursements)	$1,853,880

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	4.4
Common Stocks	95.6

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of close of business on May 29, 2025, Overseas Class W shares were liquidated and closed.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	https://www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Conservative Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative
Class Name	Class S
Trading Symbol	EXDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$93	0.90%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - S	6.56%	3.71%	4.38%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 295,742,409
Holdings Count | Holdings	233
Advisory Fees Paid, Amount	$ 1,248,576
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Conservative Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative
Class Name	Class I
Trading Symbol	MNCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - I	6.90%	3.97%	4.63%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 295,742,409
Holdings Count | Holdings	233
Advisory Fees Paid, Amount	$ 1,248,576
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Conservative Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative
Class Name	Class R
Trading Symbol	MNCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class R of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.10%

Expenses are equal to Class R shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - R	6.38%	3.51%	4.15%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 295,742,409
Holdings Count | Holdings	233
Advisory Fees Paid, Amount	$ 1,248,576
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Conservative Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative
Class Name	Class L
Trading Symbol	MNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class L of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$167	1.62%

Expenses are equal to Class L shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - L	5.87%	2.98%	3.61%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 295,742,409
Holdings Count | Holdings	233
Advisory Fees Paid, Amount	$ 1,248,576
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Conservative Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Conservative
Class Name	Class W
Trading Symbol	MNCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through April 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE). The Conservative Term Composite Benchmark is a blend of 15% MSCI USA Investable Market Index (IMI), 5% MSCI ACWI ex USA Index (ACWIxUS), and 80% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) beginning 01/01/2022. Prior to this, the Composite Benchmark shown consisted of 22% IMI, 8% ACWIxUS, and 70% BIAB from 06/01/2012 - 12/31/2021, and 15% IMI, 5% ACWIxUS, and 80% BIAB prior to 06/01/2012. IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE) . The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the Conservative Term Composite Benchmark

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Conservative Term Series - W	7.46%	4.55%	4.94%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
Conservative Term Composite Benchmark	9.51%	4.29%	4.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 295,742,409
Holdings Count | Holdings	233
Advisory Fees Paid, Amount	$ 1,248,576
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$295,742,409
Number of Holdings	233
Portfolio Turnover (for the year ended 10/31/25)	48%
Total Advisory Fees Paid (net of reimbursements)	$1,248,576

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	21.2
Corporate Bonds	18.6
U.S. Treasury Notes	26.1
Asset-Backed Securities	8.0
Commercial Mortgage-Backed Securities	8.1
Foreign Government Bonds	0.9
Municipal Bonds	1.1
U.S. Government Agencies	12.6
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Moderate Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate
Class Name	Class S
Trading Symbol	EXBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds . You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$111	1.07%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - S	7.30%	4.83%	5.42%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 299,692,543
Holdings Count | Holdings	217
Advisory Fees Paid, Amount	$ 1,831,997
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Moderate Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate
Class Name	Class I
Trading Symbol	MNMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - I	7.56%	5.09%	5.67%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 299,692,543
Holdings Count | Holdings	217
Advisory Fees Paid, Amount	$ 1,831,997
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Moderate Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate
Class Name	Class R
Trading Symbol	MNMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class R of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.31%

Expenses are equal to Class R shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - R	7.08%	4.62%	5.18%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 299,692,543
Holdings Count | Holdings	217
Advisory Fees Paid, Amount	$ 1,831,997
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Moderate Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate
Class Name	Class L
Trading Symbol	MNMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class L of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$188	1.82%

Expenses are equal to Class L shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - L	6.56%	4.07%	4.66%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 299,692,543
Holdings Count | Holdings	217
Advisory Fees Paid, Amount	$ 1,831,997
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Moderate Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Moderate
Class Name	Class W
Trading Symbol	MNMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through April 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

The MSCI 30/10/30/30 Blended Benchmark is 30% MSCI USA Investable Market Index (IMI), 10% MSCI ACWI ex USA Index (ACWIxUS), 30% Bloomberg U.S. Aggregate Bond Index (BAB), and 30% Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). BIAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of greater than one year but less than ten years. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Moderate Term Series - W	8.34%	5.84%	6.09%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.9%
30/10/30/30 Blended Index	12.42%	6.15%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 299,692,543
Holdings Count | Holdings	217
Advisory Fees Paid, Amount	$ 1,831,997
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$299,692,543
Number of Holdings	217
Portfolio Turnover (for the year ended 10/31/25)	70%
Total Advisory Fees Paid (net of reimbursements)	$1,831,997

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	43.9
Corporate Bonds	13.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	15.6
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.7
Municipal Bonds	0.3
U.S. Government Agencies	9.0
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Extended Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended
Class Name	Class S
Trading Symbol	MNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$107	1.03%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - S	7.68%	5.96%	6.60%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 450,170,259
Holdings Count | Holdings	208
Advisory Fees Paid, Amount	$ 3,167,735
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Extended Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended
Class Name	Class I
Trading Symbol	MNBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.79%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - I	7.94%	6.22%	6.85%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 450,170,259
Holdings Count | Holdings	208
Advisory Fees Paid, Amount	$ 3,167,735
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Extended Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended
Class Name	Class R
Trading Symbol	MNBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class R of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.28%

Expenses are equal to Class R shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - R	7.40%	5.70%	6.33%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 450,170,259
Holdings Count | Holdings	208
Advisory Fees Paid, Amount	$ 3,167,735
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Extended Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended
Class Name	Class L
Trading Symbol	MNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class L of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$186	1.80%

Expenses are equal to Class L shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - L	6.82%	5.16%	5.79%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 450,170,259
Holdings Count | Holdings	208
Advisory Fees Paid, Amount	$ 3,167,735
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Extended Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Extended
Class Name	Class W
Trading Symbol	MNBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through April 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 40/15/45 Blended Benchmark is 40% MSCI USA Investable Market Index (IMI), 15% MSCI ACWI ex USA Index (ACWIxUS), and 45% Bloomberg U.S. Aggregate Bond Index (BAB), IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The Index is denominated in U.S. dollars. Index returns provided by Bloomberg. The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Extended Term Series - W	8.64%	6.94%	7.24%
MSCI USA IMI Index	20.52%	16.4%	13.64%
40/15/45 Blended Index	14.69%	8.11%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 450,170,259
Holdings Count | Holdings	208
Advisory Fees Paid, Amount	$ 3,167,735
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$450,170,259
Number of Holdings	208
Portfolio Turnover (for the year ended 10/31/25)	78%
Total Advisory Fees Paid (net of reimbursements)	$3,167,735

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	57.8
Corporate Bonds	9.0
U.S. Treasury Bonds	6.4
U.S. Treasury Notes	9.9
Asset-Backed Securities	4.5
Commercial Mortgage-Backed Securities	4.8
Foreign Government Bonds	0.6
Municipal Bonds	0.1
U.S. Government Agencies	4.9
Cash, short-term investment, and other assets, less liabilities	2.0

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Maximum Term Series Class S
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum
Class Name	Class S
Trading Symbol	EXHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$116	1.10%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - S	10.45%	9.62%	9.75%
MSCI USA IMI	20.52%	16.4%	13.64%
MSCI 65/20/15 Blended Index	19.31%	12.89%	10.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 453,940,542
Holdings Count | Holdings	134
Advisory Fees Paid, Amount	$ 2,694,423
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Maximum Term Series Class I
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum
Class Name	Class I
Trading Symbol	MNHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - I	10.68%	9.90%	10.03%
MSCI USA IMI Index	20.52%	16.4%	13.64%
65/20/15 Blended Index	19.31%	12.89%	10.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 453,940,542
Holdings Count | Holdings	134
Advisory Fees Paid, Amount	$ 2,694,423
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Maximum Term Series Class R
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum
Class Name	Class R
Trading Symbol	MNHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class R of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$138	1.31%

Expenses are equal to Class R shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - R	10.19%	9.39%	9.51%
MSCI USA IMI Index	20.52%	16.4%	13.64%
65/20/15 Blended Index	19.31%	12.89%	10.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 453,940,542
Holdings Count | Holdings	134
Advisory Fees Paid, Amount	$ 2,694,423
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Maximum Term Series Class L
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum
Class Name	Class L
Trading Symbol	MNHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class L of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$192	1.83%

Expenses are equal to Class L shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend® Maximum Term Series - L	9.62%	8.81%	8.94%
MSCI USA IMI	20.52%	16.4%	13.64%
MSCI 65/20/15 Blended Index	19.31%	12.89%	10.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 453,940,542
Holdings Count | Holdings	134
Advisory Fees Paid, Amount	$ 2,694,423
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Pro-Blend(R) Maximum Term Series Class W
Shareholder Report [Line Items]
Fund Name	Pro-Blend® Maximum
Class Name	Class W
Trading Symbol	MNHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns but underperformed its blended benchmark for the 12-month period ended October 31, 2025.

What factors influenced performance?

The Series’ positive return was supported by exposure to both equities and fixed income securities. Asset prices benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI). Fixed income also contributed positively as the Federal Reserve began cutting interest rates, driving yields lower and bond prices higher. Collectively, easing monetary policy, solid consumer fundamentals, and ongoing AI-related investment created a favorable environment for risk assets.

From a relative standpoint, the Series’ near-neutral stock/bond allocation, equity sector positioning, and fixed income decisions had limited impact on performance. Stock selection was the primary driver of relative underperformance. Limited participation in more speculative areas of the AI ecosystem and select “Magnificent 7” names remained a headwind during the year. In addition, certain portfolio holdings were pressured by market concerns over potential AI-driven disruption. In contrast, select exposure to payment network providers and companies in the aerospace & defense industries contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a blended index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through April 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The MSCI USA Investable Market Index (IMI) is designed to measure large, mid, and small-cap representation across the US market. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

The MSCI 65/20/15 Blended Benchmark is 65% MSCI USA Investable Market Index (IMI), 20% MSCI ACWI ex USA Index (ACWIxUS), and 15% Bloomberg U.S. Aggregate Bond Index (BAB). IMI is designed to measure large, mid, and small-cap representation across the US market. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. ACWIxUS is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg. BAB is an unmanaged, market value-weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more. Index returns provided by Intercontinental Exchange (ICE). The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation. Because the fund’s asset allocation will vary over time, the composition of the fund’s portfolio may not match the composition of the comparative Indices.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Pro-Blend Maximum Term Series	11.51%	10.73%	10.48%
MSCI USA IMI	20.52%	16.4%	13.64%
MSCI 65/20/15 Blended Index	19.31%	12.89%	10.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 24, 2025
Net Assets	$ 453,940,542
Holdings Count | Holdings	134
Advisory Fees Paid, Amount	$ 2,694,423
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$453,940,542
Number of Holdings	134
Portfolio Turnover (for the year ended 10/31/25)	86%
Total Advisory Fees Paid (net of reimbursements)	$2,694,423

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Common Stocks	87.4
Corporate Bonds	4.0
U.S. Treasury Bonds	1.4
U.S. Treasury Notes	4.1
Foreign Government Bonds	0.1
Commercial Mortgage-Backed Securities¹	0.0
Asset-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0
Cash, short-term investment, and liabilities, less other assets	3.0

Expressed as a percentage of net assets.

¹	Less than 0.1%.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 24, 2025 , the portfolio management teams of the Series changed as follows:

James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.

Material Fund Change Adviser [Text Block]	Effective October 24, 2025 , the portfolio management teams of the Series changed as follows: James Slentz, CFA® and Jacob Boak, CFA® became members of the Series’ portfolio management teams.
Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Disciplined Value Series Class S
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class S
Trading Symbol	MDFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$82	0.78%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the MSCI USA Large Value Index, for the 12-month period ending 10/31/2025.

What factors influenced performance?

From a factor perspective, the strategy’s focus on free cash flow–generating, dividend-paying companies with sustainable payout policies led to exposure to quality-oriented factors, particularly high return on equity (ROE)—a key indicator of profit-generating efficiency. This quality bias proved beneficial over the year, as our analysis indicates that within the large-capitalization value universe, companies in the highest ROE quartile outperformed those in the lowest quartile.

From a sector perspective, however, the market remained growth-led, and the Series’ significant underweight to the Information Technology sector detracted from relative performance. Strong stock selection within the Industrials, Materials, and Consumer Discretionary sectors, though, more than offset this headwind.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through the inception of Class S on September 21, 2018 the performance is hypothetical and is based on the historical performance of Class I shares adjusted for Class S shares’ charges and expenses.

The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The MSCI USA Value Index is designed to measure large and mid-cap US securities exhibiting overall value style characteristics. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Disciplined Value Series - S	9.12%	11.93%	9.91%
MSCI USA Index	21.43%	16.82%	14.05%
MSCI USA Value Index	8.07%	13.19%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 23, 2025
Net Assets	$ 145,651,739
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 335,953
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 145,651,739
Number of Holdings	112
Portfolio Turnover (for the year ended 10/31/25)	49%
Total Advisory Fees Paid (net of reimbursements)	$ 335,953

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.1
Common Stocks	98.9

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Material Fund Change Adviser [Text Block]

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Disciplined Value Series Class I
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class I
Trading Symbol	MNDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.57%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the MSCI USA Large Value Index, for the 12-month period ending 10/31/2025.

What factors influenced performance?

From a factor perspective, the strategy’s focus on free cash flow–generating, dividend-paying companies with sustainable payout policies led to exposure to quality-oriented factors, particularly high return on equity (ROE)—a key indicator of profit-generating efficiency. This quality bias proved beneficial over the year, as our analysis indicates that within the large-capitalization value universe, companies in the highest ROE quartile outperformed those in the lowest quartile.

From a sector perspective, however, the market remained growth-led, and the Series’ significant underweight to the Information Technology sector detracted from relative performance. Strong stock selection within the Industrials, Materials, and Consumer Discretionary sectors, though, more than offset this headwind.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The MSCI USA Value Index is designed to measure large and mid-cap US securities exhibiting overall value style characteristics. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Disciplined Value Series - I	9.29%	12.14%	10.15%
MSCI USA Index	21.43%	16.82%	14.05%
MSCI USA Value Index	8.07%	13.19%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 23, 2025
Net Assets	$ 145,651,739
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 335,953
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 145,651,739
Number of Holdings	112
Portfolio Turnover (for the year ended 10/31/25)	49%
Total Advisory Fees Paid (net of reimbursements)	$ 335,953

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.1
Common Stocks	98.9

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Material Fund Change Adviser [Text Block]

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Disciplined Value Series Class W
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class W
Trading Symbol	MDVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$16	0.15%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the MSCI USA Large Value Index, for the 12-month period ending 10/31/2025.

What factors influenced performance?

From a factor perspective, the strategy’s focus on free cash flow–generating, dividend-paying companies with sustainable payout policies led to exposure to quality-oriented factors, particularly high return on equity (ROE)—a key indicator of profit-generating efficiency. This quality bias proved beneficial over the year, as our analysis indicates that within the large-capitalization value universe, companies in the highest ROE quartile outperformed those in the lowest quartile.

From a sector perspective, however, the market remained growth-led, and the Series’ significant underweight to the Information Technology sector detracted from relative performance. Strong stock selection within the Industrials, Materials, and Consumer Discretionary sectors, though, more than offset this headwind.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March, 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class I shares. Because the Class W shares invest in the same portfolio of securities as the Class I shares, performance for the respective shares will be different only to the extent that the Class I shares have a higher expense ratio.

The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The MSCI USA Value Index is designed to measure large and mid-cap US securities exhibiting overall value style characteristics. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Disciplined Value Series - W	9.80%	12.61%	10.47%
MSCI USA Index	21.43%	16.82%	14.05%
MSCI USA Value Index	8.07%	13.19%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 23, 2025
Net Assets	$ 145,651,739
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 335,953
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 145,651,739
Number of Holdings	112
Portfolio Turnover (for the year ended 10/31/25)	49%
Total Advisory Fees Paid (net of reimbursements)	$ 335,953

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.1
Common Stocks	98.9

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Material Fund Change Adviser [Text Block]

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Disciplined Value Series Class Z
Shareholder Report [Line Items]
Fund Name	Disciplined Value Series
Class Name	Class Z
Trading Symbol	MDVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Material Fund Change Notice [Text Block]	including a description of changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$47	0.45%

Expenses are equal to Class Z shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the MSCI USA Large Value Index, for the 12-month period ending 10/31/2025.

What factors influenced performance?

From a factor perspective, the strategy’s focus on free cash flow–generating, dividend-paying companies with sustainable payout policies led to exposure to quality-oriented factors, particularly high return on equity (ROE)—a key indicator of profit-generating efficiency. This quality bias proved beneficial over the year, as our analysis indicates that within the large-capitalization value universe, companies in the highest ROE quartile outperformed those in the lowest quartile.

From a sector perspective, however, the market remained growth-led, and the Series’ significant underweight to the Information Technology sector detracted from relative performance. Strong stock selection within the Industrials, Materials, and Consumer Discretionary sectors, though, more than offset this headwind.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March, 1, 2019 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class I shares. Because the Class Z shares invest in the same portfolio of securities as the Class I shares, performance for the respective shares will be different only to the extent that the Class I shares have a higher expense ratio.

The MSCI USA Index is a free float-adjusted market capitalization index designed to measure the performance of large and mid-cap segments of the U.S. market. The MSCI USA Value Index is designed to measure large and mid-cap US securities exhibiting overall value style characteristics. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of October 31, 2025)
	1 Year	5 Year	10 Year
Disciplined Value Series - Z	9.49%	12.30%	10.25%
MSCI USA Index	21.43%	16.82%	14.05%
MSCI USA Value Index	8.07%	13.19%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Material Change Date	Oct. 23, 2025
Net Assets	$ 145,651,739
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 335,953
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 145,651,739
Number of Holdings	112
Portfolio Turnover (for the year ended 10/31/25)	49%
Total Advisory Fees Paid (net of reimbursements)	$ 335,953

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.1
Common Stocks	98.9

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Material Fund Change Adviser [Text Block]

Effective October 23, 2025 , the portfolio management teams of the Series changed as follows:

1. Alex Gurevich, CFA® no longer serves as a member of the Series’ portfolio management team.

2. Liam McMahon became a member of the Series’ portfolio management team.

Updated Prospectus Phone Number	(800)466-3863
Updated Prospectus Web Address	www.manning-napier.com/products/mutual-funds
Rainier International Discovery Series Class S
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery Series
Class Name	Class S
Trading Symbol	RISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$156	1.40%

Expenses are equal to Class S shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2025 and outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series’ positive return was a result of a very strong year of returns for foreign equities. All global stock markets were meaningfully positive during the most recent 12-month period but non-US stocks outperformed their US counterparts. Asset prices around the world benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI), while foreign markets especially benefited from attractive valuations amid an environment of broader equity returns than had been experienced in prior years.

The Series’ outperformance relative to the benchmark was a result of both sector positioning and individual security selection. Underweight allocations to underperforming sectors like Consumer Staples and Real Estate were complemented by strong stock results within the Industrials sector to result in favorable relative returns. From a geographic perspective, underweight exposure to emerging markets, which slightly lagged during the period, was an additional positive driver. On the negative side, stock results within Communication Services, Consumer Discretionary, and Information Technology detracted on net but did not overwhelm the positive contributors mentioned above.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Rainier International Discovery Fund (Predecessor Fund), which was managed by Rainier Investment Management, LLC, was reorganized into the Manning & Napier Fund, Inc. Rainier International Discovery Series on August 21, 2017. For periods between November 30, 2012 and August 21, 2017, performance for Class S is based on the historical performance of the Predecessor Fund’s Class A Shares; performance prior to November 30, 2012 is based on the historical performance of the Predecessor Fund’s Institutional Shares and adjusted for the Predecessor Fund’s Class A Shares expenses. If the sales charges were reflected or if performance had been adjusted to reflect the Class S Shares’ expenses, the performance would have been different depending on total expenses incurred by the Predecessor Fund.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries.

The MSCI ACWI Small Cap Index is designed to measure small cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - S	23.49%	4.93%	7.37%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI ACWI ex USA Small Cap Index	22.58%	10.61%	7.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 387,364,792
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 3,384,820
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 387,364,792
Number of Holdings	95
Portfolio Turnover (for the year ended 10/31/25)	64%
Total Advisory Fees Paid (net of reimbursements)	$ 3,384,820

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

Rainier International Discovery Series Class I
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery Series
Class Name	Class I
Trading Symbol	RAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.15%

Expenses are equal to Class I shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2025 and outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series’ positive return was a result of a very strong year of returns for foreign equities. All global stock markets were meaningfully positive during the most recent 12-month period but non-US stocks outperformed their US counterparts. Asset prices around the world benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI), while foreign markets especially benefited from attractive valuations amid an environment of broader equity returns than had been experienced in prior years.

The Series’ outperformance relative to the benchmark was a result of both sector positioning and individual security selection. Underweight allocations to underperforming sectors like Consumer Staples and Real Estate were complemented by strong stock results within the Industrials sector to result in favorable relative returns. From a geographic perspective, underweight exposure to emerging markets, which slightly lagged during the period, was an additional positive driver. On the negative side, stock results within Communication Services, Consumer Discretionary, and Information Technology detracted on net but did not overwhelm the positive contributors mentioned above.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Rainier International Discovery Fund (Predecessor Fund), which was managed by Rainier Investment Management, LLC, was reorganized into the Manning & Napier Fund, Inc. Rainier International Discovery Series on August 21, 2017. For periods prior to August 21, 2017, performance for the Class I Shares is based on the historical performance of the Predecessor Fund’s Institutional Shares, and will differ to the extent that the Predecessor Fund’s Institutional Shares had a higher expense ratio.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries.

The MSCI ACWI Small Cap Index is designed to measure small cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - I	23.85%	5.20%	7.65%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI ACWI ex USA Small Cap Index	22.58%	10.61%	7.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 387,364,792
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 3,384,820
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 387,364,792
Number of Holdings	95
Portfolio Turnover (for the year ended 10/31/25)	64%
Total Advisory Fees Paid (net of reimbursements)	$ 3,384,820

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

Rainier International Discovery Series Class W
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery Series
Class Name	Class W
Trading Symbol	RAIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2025 and outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series’ positive return was a result of a very strong year of returns for foreign equities. All global stock markets were meaningfully positive during the most recent 12-month period but non-US stocks outperformed their US counterparts. Asset prices around the world benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI), while foreign markets especially benefited from attractive valuations amid an environment of broader equity returns than had been experienced in prior years.

The Series’ outperformance relative to the benchmark was a result of both sector positioning and individual security selection. Underweight allocations to underperforming sectors like Consumer Staples and Real Estate were complemented by strong stock results within the Industrials sector to result in favorable relative returns. From a geographic perspective, underweight exposure to emerging markets, which slightly lagged during the period, was an additional positive driver. On the negative side, stock results within Communication Services, Consumer Discretionary, and Information Technology detracted on net but did not overwhelm the positive contributors mentioned above.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class I shares. Because the Class W shares invest in the same portfolio of securities as the Class I shares, performance will be different only to the extent that the Class I shares have a higher expense ratio.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries.

The MSCI ACWI Small Cap Index is designed to measure small cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - W	25.11%	6.31%	8.40%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI ACWI ex USA Small Cap Index	22.58%	10.61%	7.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 387,364,792
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 3,384,820
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 387,364,792
Number of Holdings	95
Portfolio Turnover (for the year ended 10/31/25)	64%
Total Advisory Fees Paid (net of reimbursements)	$ 3,384,820

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.

Rainier International Discovery Series Class Z
Shareholder Report [Line Items]
Fund Name	Rainier International Discovery Series
Class Name	Class Z
Trading Symbol	RAIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863 . Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns for the 12-month period ended 10/31/2025 and outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index.

What factors influenced performance?

The Series’ positive return was a result of a very strong year of returns for foreign equities. All global stock markets were meaningfully positive during the most recent 12-month period but non-US stocks outperformed their US counterparts. Asset prices around the world benefited from resilient consumer spending, strong corporate earnings, and optimism surrounding productivity gains from artificial intelligence (AI), while foreign markets especially benefited from attractive valuations amid an environment of broader equity returns than had been experienced in prior years.

The Series’ outperformance relative to the benchmark was a result of both sector positioning and individual security selection. Underweight allocations to underperforming sectors like Consumer Staples and Real Estate were complemented by strong stock results within the Industrials sector to result in favorable relative returns. From a geographic perspective, underweight exposure to emerging markets, which slightly lagged during the period, was an additional positive driver. On the negative side, stock results within Communication Services, Consumer Discretionary, and Information Technology detracted on net but did not overwhelm the positive contributors mentioned above.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund, an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Rainier International Discovery Fund (Predecessor Fund), which was managed by Rainier Investment Management, LLC, was reorganized into the Manning & Napier Fund, Inc. Rainier International Discovery Series on August 21, 2017. For periods prior to August 21, 2017, performance for the Class Z Shares is based on the historical performance of the Predecessor Fund’s Institutional Shares, and will differ to the extent that the Predecessor Fund’s Institutional Shares had a higher expense ratio.

The MSCI ACWI ex USA Index (ACWIxUS) is designed to measure large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries.

The MSCI ACWI Small Cap Index is designed to measure small cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Index returns do not reflect any fees or expenses. The Index is denominated in U.S. dollars. The Index returns are net of withholding taxes. They assume daily reinvestment of net dividends thus accounting for any applicable dividend taxation. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of October 31, 2025)

	1 Year	5 Year	10 Year
Rainier International Discovery Series - Z	23.99%	5.35%	7.77%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI ACWI ex USA Small Cap Index	22.58%	10.61%	7.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 387,364,792
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 3,384,820
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Net Assets	$ 387,364,792
Number of Holdings	95
Portfolio Turnover (for the year ended 10/31/25)	64%
Total Advisory Fees Paid (net of reimbursements)	$ 3,384,820

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of October 31, 2025)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.7
Common Stocks	98.3

Expressed as a percentage of net assets.